Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting

19. Segment Reporting

Effective January 1, 2015, the Company completed an internal reorganization of its reporting structure which resulted in a change in the composition of its operating segments. Additionally, the Company periodically makes other changes to the composition of its operating segments. Prior period segment information throughout the notes to these consolidated financial statements is restated to reflect the organizational structure and any other changes made.

Management views the Company’s operating results in three reportable segments: (a) software and analytics, (b) network solutions and (c) technology-enabled services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Such amounts include allocations of corporate shared services functions that are essential to the core operations of the reportable segments such as information technology, operations and product development functions.  Segment assets and related depreciation expenses are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in Note 2 to these consolidated financial statements.

Software and Analytics

The software and analytics segment provides provide revenue cycle technology, revenue optimization, payment integrity, electronic payment, data and analytic and consumer engagement solutions.

Network Solutions

The network solutions segment provides financial and administrative information exchange solutions for medical, dental and pharmacy claims management and other standardized healthcare transactions, including clinical information exchange capabilities.

Technology-enabled Services

The technology-enabled services segment provides payment and communication, eligibility and enrollment, healthcare consulting, payment automation and pharmacy benefits administration solutions.

Corporate and Eliminations

Inter-segment revenue and expenses primarily represent claims management and payment and communication solutions provided between segments.

Corporate and eliminations includes pass-through postage costs, management, administrative and certain other shared corporate services functions such as legal, finance, human resources and marketing, as well as eliminations to remove inter-segment revenue and expenses. These administrative costs are excluded from the adjusted EBITDA measure for each respective operating segment.

The revenue and adjusted EBITDA for the operating segments are as follows:

	Year Ended December 31, 2014
			Technology-
	Software and	Network	enabled	Corporate and
	Analytics	Solutions	Services	Eliminations	Consolidated
Revenue from external customers:
Solutions revenue	$249,491	$348,731	$432,004	$(23,277)	$1,006,949
Postage revenue	—	—	—	343,464	343,464
Inter-segment revenue	1,030	682	7,363	(9,075)	—
Net revenue	$250,521	$349,413	$439,367	$311,112	$1,350,413
Income (loss) before income taxes	84,897	173,586	74,047	(450,249)	(117,719)
Interest expense	—	—	—	146,829	146,829
Depreciation and amortization	—	—	—	189,218	189,218
EBITDA	84,897	173,586	74,047	(114,202)	218,328
Equity compensation	567	567	1,049	5,151	7,334
Acquisition accounting adjustments	305	6	780	(56)	1,035
Acquisition-related costs	88	110	2,268	4,461	6,927
Transaction-related costs and advisory fees	—	—	—	6,448	6,448
Strategic initiatives, duplicative and transition costs	828	237	179	11,620	12,864
Severance costs	1,389	1,592	2,134	2,890	8,005
Accretion	—	—	—	14,446	14,446
Impairment of long-lived assets	219	2,036	76,909	4,005	83,169
Contingent consideration	—	1,071	—	236	1,307
Other non-routine, net	1,235	334	4,131	(1,216)	4,484
EBITDA Adjustments	4,631	5,953	87,450	47,985	146,019
Adjusted EBITDA	$89,528	$179,539	$161,497	$(66,217)	$364,347

	Year Ended December 31, 2013
			Technology-
	Software and	Network	enabled	Corporate and
	Analytics	Solutions	Services	Eliminations	Consolidated
Revenue from external customers:
Solutions revenue	$206,974	$331,218	$417,524	$(25,003)	$930,713
Postage revenue	—	—	—	311,854	311,854
Inter-segment revenue	2,173	595	3,572	(6,340)	—
Net revenue	$209,147	$331,813	$421,096	$280,511	$1,242,567
Income (loss) before income taxes	56,203	158,061	140,836	(466,243)	(111,143)
Interest expense	—	—	—	153,169	153,169
Depreciation and amortization	—	—	—	183,839	183,839
EBITDA	56,203	158,061	140,836	(129,235)	225,865
Equity compensation	735	1,540	1,210	3,536	7,021
Acquisition accounting adjustments	517	116	295	(34)	894
Acquisition-related costs	200	141	1,850	1,054	3,245
Transaction-related costs and advisory fees	—	—	—	6,948	6,948
Strategic initiatives, duplicative and transition costs	892	1,596	587	5,326	8,401
Severance costs	810	1,207	791	4,712	7,520
Loss on extinguishment of debt and other related costs	—	—	—	24,311	24,311
Accretion	—	—	—	26,470	26,470
Impairment of long-lived assets	5,782	1,831	2,688	318	10,619
Contingent consideration	—	(69)	—	—	(69)
Other non-routine, net	600	277	5,472	(3,584)	2,765
EBITDA Adjustments	9,536	6,639	12,893	69,057	98,125
Adjusted EBITDA	$65,739	$164,700	$153,729	$(60,178)	$323,990

	Year Ended December 31, 2012
			Technology-
	Software and	Network	enabled	Corporate and
	Analytics	Solutions	Services	Eliminations	Consolidated
Revenue from external customers:
Solutions revenue	$168,592	$322,909	$378,327	$(26,434)	$843,394
Postage revenue	—	—	—	308,919	308,919
Inter-segment revenue	1,139	544	3,302	(4,985)	—
Net revenue	$169,731	$323,453	$381,629	$277,500	$1,152,313
Income (loss) before income taxes	50,725	158,875	140,498	(468,579)	(118,481)
Interest expense	—	—	—	172,253	172,253
Depreciation and amortization	—	—	—	187,225	187,225
EBITDA	50,725	158,875	140,498	(109,101)	240,997
Equity compensation	677	1,887	1,288	2,990	6,842
Acquisition accounting adjustments	2,079	945	1,715	(42)	4,697
Acquisition-related costs	421	155	4,411	1,926	6,913
Transaction-related costs and advisory fees	—	—	—	9,907	9,907
Strategic initiatives, duplicative and transition costs	290	3,379	360	5,701	9,730
Severance costs	413	434	699	86	1,632
Loss on extinguishment of debt and other related costs	—	—	—	25,411	25,411
Accretion	—	—	—	8,666	8,666
Impairment of long-lived assets	1,691	9	85	80	1,865
Other non-routine, net	375	148	917	(1,661)	(221)
EBITDA Adjustments	5,946	6,957	9,475	53,064	75,442
Adjusted EBITDA	$56,671	$165,832	$149,973	$(56,037)	$316,439